7. MINERAL PROPERTY INTERESTS (Tables)	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Capitalized mineral property acquisition costs

	September 30, 2015	December 31, 2014

Ann Mason	$38,080,862	$43,966,474
Other	889,466	453,064

Total	$38,970,328	$44,419,538

Exploration costs expensed

	Three Months Ended September 30, 2015	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2015	Nine Months Ended September 30, 2014

US	$781,891	$1,843,940	$3,120,600	$2,976,645
Mongolia	268,614	364,356	1,074,397	1,313,250
Other	15,696	59,901	97,871	299,773

Total all locations	$1,066,201	$2,268,197	$4,292,868	$4,589,668